Other operating income	12 Months Ended
Dec. 31, 2025
Disclosure of other operating income (expense) [Abstract]
Other operating income	Note 8: Other operating income

	2025 £m	2024 £m	2023 £m
Operating lease rental income	1,979	1,681	1,383
Net losses on disposal of financial assets at fair value through other comprehensive income	(108)	(157)	(140)
Gain on disposal of business[1]	–	–	191
Intercompany recharges and other	1,411	1,420	1,488
Total other operating income	3,282	2,944	2,922
1On 1 November 2023 the Group sold Halifax Share Dealing Limited to a fellow Lloyds Banking Group undertaking.